SoFi Social 50 ETF

SCHEDULE OF INVESTMENTS at May 31, 2021 (Unaudited)

Common Stocks - 99.8%	Shares	Value
Aerospace & Defense - 2.3%
The Boeing Co.	1,691	$417,711

Airlines - 4.7%
American Airlines Group, Inc.	11,569	280,433
Delta Air Lines, Inc.	8,768	418,058
Southwest Airlines Co.	2,637	162,070
		860,561
Apparel - 0.4%
Nike, Inc. - Class B	535	73,006

Auto Manufacturers - 12.2%
Ford Motor Co.	16,528	240,152
NIO, Inc. - Class A - ADR (1)	20,705	799,627
Tesla, Inc. (1)(2)	1,900	1,187,918
		2,227,697
Beverages - 0.7%
The Coca-Cola Co.	2,399	132,641

Biotechnology - 1.5%
Moderna, Inc. (1)	1,497	276,960

Commercial Services - 2.9%
PayPal Holdings, Inc. (1)	784	203,855
Square, Inc. - Class A (1)	1,492	332,000
		535,855
Computers - 6.1%
Apple, Inc.	8,979	1,118,873

Diversified Financial Services - 2.5%
Coinbase Global, Inc. - Class A (1)	1,948	460,780

Entertainment - 11.8%
AMC Entertainment Holdings, Inc. (2)	82,135	2,145,366

Food - 0.7%
Beyond Meat, Inc. (1)(2)	823	119,681

Holding Companies - Diversified - 2.1%
Churchill Capital Corp IV (1)(2)	19,295	380,497

Insurance - 1.3%
Berkshire Hathaway, Inc. - Class B (1)	806	233,289

Internet - 12.6%
Alibaba Group Holding Ltd. - ADR (1)	1,238	264,882
Alphabet, Inc. - Class A (1)	149	351,170
Amazon.com, Inc. (1)	238	767,091
Facebook, Inc. - Class A (1)	696	228,796
Netflix, Inc. (1)	385	193,582
Shopify, Inc. - Class A (1)	287	356,704
Uber Technologies, Inc. (1)	2,400	121,992
		2,284,217
Leisure Time - 2.8%
Carnival Corp. (2)	10,858	320,963
Virgin Galactic Holdings, Inc. - Class A (1)(2)	6,053	189,035
		509,998
Media - 3.6%
The Walt Disney Co.	3,696	660,290

Miscellaneous Manufacturers - 1.1%
3M Co.	331	67,206
General Electric Co.	8,834	124,206
		191,412
Oil & Gas - 1.1%
Exxon Mobil Corp.	3,549	207,155

Pharmaceuticals - 4.9%
Aurora Cannabis, Inc. (1)(2)	17,524	169,282
Canopy Growth Corp. (1)	2,656	69,295
Johnson & Johnson	862	145,894
Pfizer, Inc.	5,615	217,469
Sundial Growers, Inc. (1)	210,686	204,365
Zomedica Corp. (1)	102,093	85,758
		892,063
Retail - 9.0%
Costco Wholesale Corp.	491	185,731
GameStop Corp. (2)	4,747	1,053,834
Starbucks Corp.	1,271	144,741
Target Corp.	434	98,483
Walmart, Inc.	1,059	150,410
		1,633,199
Semiconductors - 4.2%
Advanced Micro Devices, Inc. (1)	3,665	293,493
NVIDIA Corp.	734	476,939
		770,432

Software - 9.0%
BlackBerry Ltd. (1)(2)	12,727	128,161
Microsoft Corp.	2,754	687,619
Palantir Technologies, Inc. - Class A (1)(2)	27,606	633,557
Zoom Video Communications, Inc. - Class A (1)	564	186,983
		1,636,320
Telecommunications - 2.3%
AT&T, Inc.	7,975	234,704
Nokia Oyj - ADR	33,974	175,306
		410,010
Total Common Stocks
(Cost $17,332,170)		18,178,013

Short-Term Investments - 0.0% (3)
Money Market Funds - 0.0% (3)
First American Government Obligations Fund - Class X, 0.026% (4)	4,513	4,513
Total Short-Term Investments
(Cost $4,513)		4,513

Investments Purchased With Collateral From Securities Lending - 28.7%
Mount Vernon Liquid Assets Portfolio, LLC, 0.090% (4)	5,218,389	5,218,389
Total Investments Purchased With Collateral From Securities Lending
(Cost $5,218,389)		5,218,389

Total Investments in Securities - 128.5%
(Cost $22,555,072)		23,400,915
Other Liabilities in Excess of Assets - (28.5)%		(5,194,562)
Total Net Assets - 100.0%		$18,206,354

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)
This security or a portion of this security was out on loan as of May 31, 2021. Total loaned securities had a value of $4,954,026 or 27.2% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(3)	Does not round to 0.5% or (0.5)%, as applicable.
(4)	The rate shown is the annualized seven-day effective yield as of May 31, 2021.

Summary of Fair Value Exposure at May 31, 2021 (Unaudited)

The SoFi Social 50 ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2021:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$–	$18,178,013	$–	$–	$18,178,013
Short-Term Investments	–	4,513	–	–	4,513
Investments Purchased With Collateral From Securities Lending(2)	5,218,389	–	–	–	5,218,389
Total Investments in Securities	$5,218,389	$18,182,526	$–	$–	$23,400,915

(1) See Schedule of Investment for the industry breakout.
(2) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.